Risk Report - Market Risk - Nontrading Market Risk Exposures - Economic Capital Usage by risk type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Economic capital usage for non-trading market risk	€ 8,200
of which is above the economic capital usage		€ 1,400
Economic capital usage
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios [line items]
Interest rate risk	1,308	2,770
Credit spread risk	772	184
Equity and investment risk	1,272	1,172
Foreign exchange risk	4,461	1,665
Pension risk	331	944
Guaranteed funds risk	103	100
Nontrading market risk portfolios	€ 8,247	€ 6,835